SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS (Details) - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Product Information [Line Items]
Total revenue		$ 672,786		$ 812,910		$ 1,512,351		$ 2,363,836		$ 3,066,233		$ 2,451,055
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Total revenue				$ 146,140	[1]			$ 1,152,208	[1]	$ 1,286,792	[2]	$ 1,863,785	[2]
Concentration risk, percentage				18.00%	[1]			49.00%	[1]	42.00%	[2]	76.00%	[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total revenue				$ 299,076				$ 590,688		$ 658,018
Concentration risk, percentage				37.00%				25.00%		21.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk, percentage		35.00%	[3]			20.00%	[3]			40.00%
Total purchases										$ 233,187
Total purchases	[3]	$ 88,948				$ 152,629
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk, percentage	[2]											55.00%
Total purchases	[2]											$ 110,037
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration risk, percentage								69.00%	[3]			14.00%
Total purchases												$ 27,225
Total purchases	[3]							$ 232,584
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration risk, percentage												10.00%
Total purchases												$ 20,000

[1]	Represented advertising revenues from this customer during the three and nine months ended September 30, 2021. The Company also purchased inventory from this customer in the three and nine months ended September 30, 2021.
[2]	Represented advertising revenues from this customer during the years ended December 31, 2021 and 2020. The Company also purchased inventory from this customer during the years ended December 31, 2021 and 2020.
[3]	The Company purchased inventory from this supplier, Runcansheng, in the three and nine months ended September 30, 2022. The Company acquired all of the outstanding equity of Runcangsheng on September 30, 2022 (see Note 17).